EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
EQUITY [Abstract]
Schedule of Stock Options and Stock Appreciation Rights Award Activity
	Number	Weighted average exercise	Aggregate intrinsic value
	of options	price	(in thousands)

Outstanding at beginning of year	3,466,294	$11.97	-
Granted	1,597,000	$10.81	-
Exercised	(161,529)	$9.30	-
Forfeited	(616,368)	$11.03	-

Outstanding at end of year	4,285,397	$11.77	1,375

Exercisable options at end of year	2,190,048	$13.14	1,073

Vested and expected to vest	4,057,372	$11.84	1,354

Summary of Restricted Stock Activity
		Fair
	Number	value at
	of RSUs	grant date

Non-vested at January 1, 2014	65,862	$7.12
Granted	49,500	$11.47
Vested	(59,310)	$7.71
Forfeited	-

Non-vested at December 31, 2014	56,052	$10.34

Schedule of Stock Option Activity by Exercise Price
	Outstanding			Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price

$ 1.41	56,129	4.05	$1.41	56,129	4.05	$1.41
$ 4.81	36,129	4.62	$4.81	36,129	4.62	$4.81
$ 7.25-11.47	3,407,560	5.38	$9.90	1,614,086	4.37	$9.78
$ 12.09-15.51	555,618	4.66	$12.94	253,743	2.93	$13.70
$ 16.05-52.67	229,961	1.39	$40.25	229,961	1.39	$40.25

$ 1.41-52.67	4,285,397	5.05	$11.77	2,190,048	3.89	$13.14

Schedule of Weighted Average Fair Value of Options Granted
	Year ended December 31,
	2014	2013	2012

Weighted average exercise prices	$10.81	$9.41	$10.08

Weighted average fair value on grant date	$4.02	$3.41	$3.94

Schedule of Assumptions Used to Estimate Fair Value
	Year ended December 31,
	2014	2013	2012

Volatility	38.5%	35%	42%
Risk-free interest rate	1.65%	1.05%	0.75%
Dividend yield	0.00%	0%	0%
Post-vesting forfeiture rate	5.56%	6.8%	9.5%
Suboptimal exercise factor	2.0	2.0	2.0
Contractual life (in years)	7-10	7	7

Schedule of Share-Based Compensation Expense
	Year ended December 31,
	2014	2013	2012

Cost of revenues	$160	$288	$205
Research and development	370	766	616
Sales and marketing	1,093	1,258	1,257
General and administrative	2,077	2,177	2,656

Total equity-based compensation expense before taxes	$3,700	$4,489	$4,734